EARNINGS PER COMMON SHARE (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Computation of Basic and Diluted Earnings Per Share
The following table sets forth the computation of basic and diluted earnings per share:

(Dollars in thousands, except per share data)	2013	2012	2011
Numerator
Net income	$48,349	$67,303	$66,739

Denominator
Basic earnings per common share - weighted average shares	57,270,233	57,876,685	57,691,979
Effect of dilutive securities
Employee stock awards	692,050	873,293	907,428
Warrants	110,771	118,814	93,798
Diluted earnings per common share - adjusted weighted average shares	58,073,054	58,868,792	58,693,205

Earnings per share available to common shareholders
Basic	$0.84	$1.16	$1.16
Diluted	$0.83	$1.14	$1.14